ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Jul. 13, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 21, 2012	Jun. 19, 2013
Ordinary Shares
Shares excluded from the outstanding shares and the computation of basic and diluted EPS		4,454,209	3,014,086	3,478,713
Payments for Repurchase of Common Stock	$ 71,391
Investor rights agreement
Ordinary Shares
Percentage of number of outstanding shares as of record date for calculating voting shares		33.40%
Investor rights agreement | NCIH, Inc.
Ordinary Shares
Number of candidates nominated and recommended for election to the Company's board of directors		1
Number of nominees who serves as board of directors failing to serve would lead to designation of non-voting observer		0
Number of non-voting observer designated if no nominee serves on the Company's board of directors		1
Number of vice presidents appointed by written notice		1
Investor rights agreement | NCIH, Inc. | Minimum
Ordinary Shares
Percentage of equity interest held		50.00%
Number of projects in film industry with respect to which potential cooperation opportunities are explored		1
Skillgreat Limited | NCIH, Inc.
Ordinary Shares
Shares issued					6,050,067
Mr. Dong Yu and Skillgreat Limited | 21st Century Fox America, Inc. (formerly known as News America Incorporated)
Ordinary Shares
Number of Shares Purchased from Shareholder	6,050,067
Share Price	$ 11.80
Mr. Dong Yu and Skillgreat Limited | Fidelidade
Ordinary Shares
Sale of Stock, Price Per Share	$ 11.80
Sale of Stock, Number of Shares Issued in Transaction	4,165,926
Sale of Stock, Consideration Received on Transaction	$ 49,158
21st Century Fox America, Inc. (formerly known as News America Incorporated) | NCIH LLC
Ordinary Shares
Shares issued						6,050,067
Ordinary shares
Ordinary Shares
Shares issued			1,000,000
Shares issued due to the exercise of options		303,891	422,978	348,168
Shares excluded from the outstanding shares and the computation of basic and diluted EPS		905,498	1,242,111	665,089